BALANCE SHEET COMPONENTS (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
BALANCE SHEET COMPONENTS
Accrued Liabilities
	September 30, 2023	December 31, 2022
Operating costs	$245,545	$245,391
Lease liability	-	119,393
Employee related	47,416	410,261
	$292,961	$775,045

	December 31, 2022	December 31, 2021
Operating costs	$245,391	$-
Lease liability	119,393	107,192
Employee related	410,261	597,148
	$775,045	$704,340